As filed with the Securities and Exchange Commission on July 27, 2007.

  File No. 002-97111
  File No. 811-04283

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐
  POST-EFFECTIVE AMENDMENT NO. 32  ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐
  AMENDMENT NO. 34  ☒

SEI INDEX FUNDS
(Exact Name of Registrant as Specified in Charter)

Robert Nesher
c/o SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (800) 932-7781

Copy to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

  It is proposed that this filing will become effective (check appropriate box)
  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on July 31, 2007 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.
  If appropriate, check the following box:
  ☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI Index Funds

Class A Shares

Prospectus

July 31, 2007

S&P 500 INDEX FUND

Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

Sub-Adviser:
SSgA FUNDS MANAGEMENT, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Index Funds is a mutual fund family that offers different classes of shares in the S&P 500 Index Fund (the Fund).  The Fund has investment goals and strategies, and is designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

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Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

Risk/Return Information

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Adviser complies with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund’s Board of Trustees.

The Fund attempts to track the performance of a benchmark index.  Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund’s ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.  Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses.  As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.  Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.  No matter how good a job the Adviser and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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S&P 500 INDEX FUND

Fund Summary

Investment Goal:	Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

Share Price Volatility:	Medium to high

Principal Investment Strategy:	Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the S&P 500 Index

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in exchange-traded funds (ETFs) and engage in swaps. The Fund’s ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Sub-Adviser selects the Fund’s securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund’s Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index.  The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund’s portfolio of securities therefore may not match that of the S&P 500 Index.  Depending on the Sub-Adviser’s approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time.  In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs,

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like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

A swap is a privately negotiated over-the-counter derivative product in which the fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund’s use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the Sub-Adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1997	32.82%
1998	28.18%
1999	20.56%
2000	-9.50%
2001	-12.30%
2002	-22.40%
2003	28.17%
2004	10.43%
2005	4.49%
2006	15.35%

Best Quarter:	Worst Quarter:
21.21%	-17.28%
(12/31/98)	(09/30/02)

The Fund’s Class A Shares total return from January 1, 2007 to June 30, 2007 was 6.77%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index.

S&P 500 Index Fund – Class A	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	15.35%	5.77%	7.99%	8.87%
Fund Return After Taxes on Distributions**	14.45%	5.25%	7.41%	8.23%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	10.27%	4.79%	6.76%	7.55%
S&P 500 Index Return (reflects no deduction for fees, expenses, or taxes)***	15.80%	6.19%	8.42%	9.39%

*                                         The inception date of the Fund’s Class A Shares is February 28, 1996.  Index returns shown from February 29, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major

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industries.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.40%
Total Annual Fund Operating Expenses	0.43%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator voluntarily waived a portion of its fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses) at a specified level.  The Fund’s administrator may discontinue all or part of this waiver at any time.  With this fee waiver, the Fund’s actual total operating expenses were as follows:

S&P 500 Index Fund – Class A Shares	0.40%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund – Class A Shares	$44	$138	$241	$542

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More Information About Fund Investments

This prospectus describes the Fund’s primary strategy, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  There is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.  SSgA Funds Management, Inc., the Sub-Adviser for the Fund, provides security selection advice.

The Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees of the Fund supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund.  As of June 30, 2007, SIMC had approximately $87.1 billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received advisory fees, as a percentage of the Fund’s average net assets, at the annual rate of 0.03%.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period April 1, 2006 through March 31, 2007.

Sub-Adviser and Portfolio Managers

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Sub-Adviser for the Fund.  The Fund is managed by the Global Structured Products Group.  Portfolio Managers James May and Karl Schneider, principals of SSgA FM, are members of SSgA FM’s Global Structured Products Group and have day-to-day management responsibility of the Fund.  Mr. May joined the firm in 1991.  He became a portfolio manager of the Global Structured Products Group in 1995 and has been Senior Portfolio Manager since 2006.  Mr. Schneider joined the firm in 1996.  He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

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Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Class A Shares of the Fund.  The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

At a meeting of the Board of Trustees on May 9, 2007, the Board approved an Agreement and Plan of Reorganization (the “Plan”) that would provide for the reorganization of the Fund into SEI Institutional Managed Trust’s S&P 500 Index Fund.  The Plan will be presented at a special meeting of shareholders scheduled to be held on August 14, 2007 to shareholders for approval.  If the reorganization is approved by the Fund’s shareholders, the Fund will be reorganized into SEI Institutional Managed Trust’s S&P 500 Index Fund and cease to exist.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund’s transfer agent (Transfer Agent, or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  For you to receive the current Business Day’s NAV, the Fund must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or the Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund’s Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect the valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent of pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the

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performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $100,000 in the Fund.  Your subsequent investments in the Fund must be made in amounts of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Fund’s Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  These policies and procedures do not apply with respect to money market funds.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.

if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.

if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under

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common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary

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through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right To Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

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How to Exchange Your Shares

You may exchange your Class A Shares of the Fund for Class A Shares of any other SEI Fund on any Business Day through your financial institution or intermediary by mail or telephone.  Your financial institution or intermediary may charge you a fee for its services.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co.  (SIDCo.) is the distributor of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class A Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees paid to SIDCo., as a percentage of average daily net assets, may be up to 0.15% for the Fund.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address:  http://www.seic.com/fund_holdings_home.asp (the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Thirty calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until

14

the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

15

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Fund in writing prior to the date of the distribution.  Your election will be effective for dividends and distributions paid after the Fund receives your written notice.  To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are designated by the Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets).  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale or exchange of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

More information about taxes is in the Fund’s SAI.

16

Financial Highlights

The tables that follow present performance information about Class A Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report and is incorporated by reference into the Fund’s SAI.  The information for the periods presented through March 31, 2005 has been audited by the Fund’s previous independent auditors.  You can obtain the Fund’s SAI and annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

17

FOR THE YEARS ENDED MARCH 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
S&P 500 Index Fund Class A
2007	$38.38	$0.63	*	$3.70	*	$4.33	$(0.68)	$(0.58)	$(1.26)
2006	36.21	0.56	*	3.47	*	4.03	(0.54)	(1.32)	(1.86)
2005	34.66	0.59	*	1.57	*	2.16	(0.58)	(0.03)	(0.61)
2004	26.18	0.42	*	8.58	*	9.00	(0.52)	—	(0.52)
2003	35.39	0.38		(9.21)		(8.83)	(0.38)	—	(0.38)

	Net Asset Value, End of Period	Total Return (1)	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate (1)
S&P 500 Index Fund Class A
2007	$41.45	11.38%	$621,898	0.40%	1.59%	0.43%	6%
2006	38.38	11.32	614,246	0.40	1.49	0.43	18
2005	36.21	6.25	655,378	0.40	1.67	0.43	11
2004	34.66	34.62	686,129	0.40	1.33	0.43	7
2003	26.18	(25.06)	524,554	0.40	1.33	0.43	7

*	Per share amounts calculated using average shares method.
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “–” are either $0 or have been rounded to $0.

18

SEI INDEX FUNDS

Investment Adviser

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated July 31, 2007 includes more detailed information about the Fund.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

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From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Index Funds, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

The SEI Index Funds’ Investment Company Act registration number is 811-04283.

SEI-F-096 (7/07)

20

SEI Index Funds

Class E Shares

Prospectus

July 31, 2007

S&P 500 INDEX FUND

Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

Sub-Adviser:
SSgA FUNDS MANAGEMENT, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Index Funds is a mutual fund family that offers different classes of shares in the S&P 500 Index Fund (the Fund).  The Fund has investment goals and strategies, and is designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class E Shares of the Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

1

Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

Risk/Return Information

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Adviser complies with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund’s Board of Trustees.

The Fund attempts to track the performance of a benchmark index.  Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund’s ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.  Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses.  As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.  Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.  No matter how good a job the Adviser and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2

S&P 500 INDEX FUND

Fund Summary

Investment Goal:	Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

Share Price Volatility:	Medium to high

Principal Investment Strategy:	Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the S&P 500 Index

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in exchange-traded funds (ETFs) and engage in swaps. The Fund’s ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Sub-Adviser selects the Fund’s securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund’s Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index.  The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund’s portfolio of securities therefore may not match that of the S&P 500 Index.  Depending on the Sub-Adviser’s approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time.  In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

3

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

A swap is a privately negotiated over-the-counter derivative product in which the fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund’s use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the Sub-Adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class E Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1997	33.07%
1998	28.34%
1999	20.82%
2000	-9.35%
2001	-12.18%
2002	-22.28%
2003	28.44%
2004	10.59%
2005	4.63%
2006	15.51%

Best Quarter:	Worst Quarter:
21.26%	-17.30%
(12/31/98)	(09/30/02)

The Fund’s Class E Shares total return from January 1, 2007 to June 30, 2007 was 6.87%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class E Shares for the periods ended December 31, 2006 to those of the S&P 500 Index.

S&P 500 Index Fund – Class E	1 Year	5 Years	10 Years	Since Inception*
Fund Return Before Taxes	15.51%	5.94%	8.16%	12.09%
Fund Return After Taxes on Distributions**	14.55%	5.38%	7.54%	10.35%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	10.36%	4.92%	6.89%	9.84%
S&P 500 Index Return (reflects no deduction for fees, expenses, or taxes)***	15.80%	6.19%	8.42%	12.49%

*                                         The inception date of the Fund’s Class E Shares is July 31, 1985.  Index returns shown from July 31, 1985.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of

5

500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

6

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class E Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.53%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses) at a specified level.  The Fund’s administrator and/or distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

S&P 500 Index Fund – Class E Shares	0.25%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund—Class E Shares	$54	$170	$296	$665

7

More Information About Fund Investments

This prospectus describes the Fund’s primary strategy, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  There is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.  SSgA Funds Management, Inc., the Sub-Adviser for the Fund, provides security selection advice.

The Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees of the Fund supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund.  As of June 30, 2007, SIMC had approximately $87.1 billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received advisory fees, as a percentage of the Fund’s average net assets, at the annual rate of 0.03%.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period April 1, 2006 through March 31, 2007.

Sub-Adviser and Portfolio Managers

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Sub-Adviser for the Fund.  The Fund is managed by the Global Structured Products Group.  Portfolio Managers James May and Karl Schneider, principals of SSgA FM, are members of SSgA FM’s Global Structured Products Group and have day-to-day management responsibility of the Fund.  Mr. May joined the firm in 1991.  He became a portfolio manager of the Global Structured Products Group in 1995 and has been Senior Portfolio Manager since 2006.  Mr. Schneider joined the firm in 1996.  He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

8

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class E Shares of the Fund.  The Fund offers Class E Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

At a meeting of the Board of Trustees on May 9, 2007, the Board approved an Agreement and Plan of Reorganization (the “Plan”) that would provide for the reorganization of the Fund into SEI Institutional Managed Trust’s S&P 500 Index Fund.  The Plan will be presented at a special meeting of shareholders scheduled to be held on August 14, 2007 to shareholders for approval.  If the reorganization is approved by the Fund’s shareholders, the Fund will be reorganized into SEI Institutional Managed Trust’s S&P 500 Index Fund and cease to exist.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class E Shares by placing orders with the Fund’s transfer agent (Transfer Agent, or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  For you to receive the current Business Day’s NAV, the Fund must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

9

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or the Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund’s Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect the valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent of pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the

10

performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Minimum Purchases

To purchase Class E Shares for the first time, you must invest at least $5,000,000 in the Fund.  Your subsequent investments in the Fund must be made in amounts of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits.  Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Fund’s Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  These policies and procedures do not apply with respect to money market funds.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.

if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.  A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.

if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

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The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

12

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class E Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right To Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

13

Distribution of Fund Shares

SEI Investments Distribution Co.  (SIDCo.) is the distributor of the Fund.  SIDCo. receives no compensation for distributing the Fund’s Class E Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class E Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  SIDCo. has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class E Shares of the Fund.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address:  http://www.seic.com/fund_holdings_home.asp (the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Thirty calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

14

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Fund in writing prior to the date of the distribution.  Your election will be effective for dividends and distributions paid after the Fund receives your written notice.  To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are designated by the Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets).  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale of Fund shares may be a taxable event.

More information about taxes is in the Fund’s SAI.

15

Financial Highlights

The tables that follow present performance information about Class E Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years.  Some of this information reflects financial information for a single Fund share.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The information for the years ended March 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report and is incorporated by reference into the Fund’s SAI.  The information for the periods presented through March 31, 2005 has been audited by the Fund’s previous independent auditors.  You can obtain the Fund’s SAI and annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

16

FOR THE YEARS ENDED MARCH 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
S&P 500 Index Fund Class E
2007	$38.48	$0.69	*	$3.72	*	$4.41	$(0.74)	$(0.58)	$(1.32)
2006	36.31	0.62	*	3.48	*	4.10	(0.61)	(1.32)	(1.93)
2005	34.76	0.66	*	1.55	*	2.21	(0.63)	(0.03)	(0.66)
2004	26.26	0.47	*	8.61	*	9.08	(0.58)	—	(0.58)
2003	35.49	0.44		(9.25)		(8.81)	(0.42)	—	(0.42)

	Net Asset Value, End of Period	Total Return (1)	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate (1)
S&P 500 Index Fund Class E
2007	$41.57	11.57%	$1,127,189	0.25%	1.74%	0.53%	6%
2006	38.48	11.49	1,684,857	0.25	1.65	0.53	18
2005	36.31	6.39	1,307,631	0.25	1.86	0.53	11
2004	34.76	34.83	904,534	0.25	1.47	0.53	7
2003	26.26	(24.92)	790,231	0.25	1.48	0.53	7

*                Per share amounts calculated using average shares method.

(1)         Returns and portfolio turnover rates are for the period indicated and have not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “–” are either $0 or have been rounded to $0.

17

SEI Index Funds

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated July 31, 2007 includes more detailed information about the Fund.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

18

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Index Funds, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address:  publicinfo@sec.gov.

The SEI Index Funds’ Investment Company Act registration number is 811-04283.

SEI-F-111 (7/07)

19

SEI Index Funds

Class I Shares

Prospectus

July 31, 2007

S&P 500 INDEX FUND

Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

Sub-Adviser:
SSgA FUNDS MANAGEMENT, INC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Index Funds is a mutual fund family that offers different classes of shares in the S&P 500 Index Fund (the Fund).  The Fund has investment goals and strategies, and is designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class I Shares of the Fund that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

1

Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

Risk/Return Information

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Adviser complies with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund’s Board of Trustees.

The Fund attempts to track the performance of a benchmark index.  Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmark, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund’s ability to achieve perfect correlation.  The magnitude of any tracking error may be affected by a higher portfolio turnover rate.  Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses.  As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index.  Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal.  No matter how good a job the Adviser and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2

S&P 500 INDEX FUND

Fund Summary

Investment Goal:	Investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

Share Price Volatility:	Medium to high

Principal Investment Strategy:	Utilizing a sub-adviser, the Fund invests in the common stocks and other equity securities included in the S&P 500 Index

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). In seeking to replicate the performance of the S&P 500 Index, the Fund may also invest in exchange-traded funds (ETFs) and engage in swaps. The Fund’s ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Sub-Adviser selects the Fund’s securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund’s Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index.  The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund’s portfolio of securities therefore may not match that of the S&P 500 Index.  Depending on the Sub-Adviser’s approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time.  In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata

3

portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

A swap is a privately negotiated over-the-counter derivative product in which the fund and another party agree to exchange payment streams, which are calculated by reference to a security, interest rate or index. The Fund’s use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swaps are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease. The Fund will not enter into any swap agreement unless the Sub-Adviser believes that the other party to the transaction is creditworthy. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

4

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for four years.  The performance information shown is based on full calendar years.

2003	27.88%
2004	10.16%
2005	4.19%
2006	15.08%

Best Quarter:	Worst Quarter:
15.23%	-3.32%
(06/30/03)	(03/31/03)

The Fund’s Class I Shares total return from January 1, 2007 to June 30, 2007 was 6.63%.

Average Annual Total Returns

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the S&P 500 Index.

S&P 500 Index Fund – Class I	1 Year	Since Inception*
Fund Return Before Taxes	15.08%	9.59%
Fund Return After Taxes on Distributions**	14.28%	9.06%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	10.09%	8.14%
S&P 500 Index Return (reflects no deduction for fees, expenses, or taxes)***	15.80%	10.31%

*	The inception date of the Fund’s Class I Shares is June 28, 2002. Index returns shown from June 30, 2002.
**

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

5

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.03%
Distribution (12b-1) Fees	None
Other Expenses	0.75%
Total Annual Fund Operating Expenses	0.78%*

*              The Fund’s total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund’s administrator and distributor each voluntarily waived a portion of their fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses) at a specified level.  The Fund’s administrator and/or distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

S&P 500 Index Fund – Class I Shares	0.65%

For more information about these fees, see “Investment Adviser and Sub-Adviser” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
S&P 500 Index Fund – Class I Shares	$80	$249	$433	$966

6

More Information About Fund Investments

This prospectus describes the Fund’s primary strategy, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus.  However, the Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions.  There is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Adviser

SEI Investments Management Corporation (SIMC) acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.  SSgA Funds Management, Inc., the Sub-Adviser for the Fund, provides security selection advice.

The Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program.  SIMC oversees the Sub-Adviser to ensure compliance with the Fund’s investment policies and guidelines and monitors the Sub-Adviser’s adherence to its investment style.  The Board of Trustees of the Fund supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund.  As of June 30, 2007, SIMC had approximately $87.1 billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received advisory fees, as a percentage of the Fund’s average net assets, at the annual rate of 0.03%.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory and sub-advisory agreements is available in the Fund’s annual report, which covers the period April 1, 2006 through March 31, 2007.

Sub-Adviser and Portfolio Managers

SSgA Funds Management, Inc.: SSgA Funds Management, Inc. (SSgA FM), located at One Lincoln Street, Boston, Massachusetts 02111, serves as the Sub-Adviser for the Fund.  The Fund is managed by the Global Structured Products Group.  Portfolio Managers James May and Karl Schneider, principals of SSgA FM, are members of SSgA FM’s Global Structured Products Group and have day-to-day management responsibility of the Fund.  Mr. May joined the firm in 1991.  He became a portfolio manager of the Global Structured Products Group in 1995 and has been Senior Portfolio Manager since 2006.  Mr. Schneider joined the firm in 1996.  He became a portfolio manager of the Global Structured Products Group in 1998 and has been Senior Portfolio Manager since 2006.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

7

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange Class I Shares of the Fund.  The Fund offers Class I Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

At a meeting of the Board of Trustees on May 9, 2007, the Board approved an Agreement and Plan of Reorganization (the “Plan”) that would provide for the reorganization of the Fund into SEI Institutional Managed Trust’s S&P 500 Index Fund.  The Plan will be presented at a special meeting of shareholders scheduled to be held on August 14, 2007 to shareholders for approval.  If the reorganization is approved by the Fund’s shareholders, the Fund will be reorganized into SEI Institutional Managed Trust’s S&P 500 Index Fund and cease to exist.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Fund’s transfer agent (Transfer Agent, or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  For you to receive the current Business Day’s NAV, the Fund must receive your purchase order in proper form before 4:00 p.m. Eastern time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or the Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund’s administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or the Sub-Adviser, as applicable, or if the Fund’s administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund’s Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect the valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent of pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in the Fund, or any other appropriate information.  The determination of a security’s fair value price often involves the

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consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Minimum Purchases

To purchase Class I Shares for the first time, you must invest at least $100,000 in the Fund.  Your subsequent investments in the Fund must be made in amounts of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits.  Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Fund’s Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  These policies and procedures do not apply with respect to money market funds.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.

if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.  A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.

if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund in its sole discretion also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.

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However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Board of Trustees may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity.  As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering

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under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right To Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your Class I Shares of the Fund for Class I Shares of any other SEI Fund on any Business Day through your financial institution or intermediary by mail or telephone.  Your financial institution or intermediary may charge you a fee for its services.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.

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When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co.  (SIDCo.) is the distributor of the Fund.  SIDCo.  receives no compensation for distributing the Fund’s Class I Shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class I Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.  SIDCo.  has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class I Shares of the Fund.  SIDCo.  has no current intention to discontinue this voluntary fee waiver.

For Class I Shares, administrative service fees, as a percentage of daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address:  http://www.seic.com/fund_holdings_home.asp (the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Thirty calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

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Additional information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders.  The Fund makes distributions of capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Fund in writing prior to the date of the distribution.  Your election will be effective for dividends and distributions paid after the Fund receives your written notice.  To cancel your election, simply send the Fund written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are designated by the Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets).  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains.  Each sale or exchange of Fund shares may be a taxable event.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

The tables that follow present performance information about Class I Shares of the Fund.  This information is intended to help you understand the Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations.  Some of this information reflects financial information for a single Fund share.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.  The information for the years ended March 31, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm.  Their report, along with the Fund’s financial statements, appears in the annual report and is incorporated by reference into the Fund’s SAI.  The information for the periods presented through March 31, 2005 has been audited by the Fund’s previous independent auditors.  You can obtain the Fund’s SAI and annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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FOR THE YEARS ENDED MARCH 31,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
S&P 500 Index Fund Class I
2007	$38.43	$0.53	*	$3.71	*	$4.24	$(0.58)	$(0.58)	$(1.16)
2006	36.26	0.47	*	3.46	*	3.93	(0.44)	(1.32)	(1.76)
2005	34.72	0.51	*	1.56	*	2.07	0.50	(0.03)	(0.53)
2004	26.22	0.34	*	8.60	*	8.94	(0.44)	—	(0.44)
2003 (2)	30.63	0.33		(4.46)		(4.13)	(0.28)	—	(0.28)

	Net Asset Value, End of Period	Total Return (1)	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate (1)
S&P 500 Index Fund Class I
2007	$41.51	11.12%	$14,346	0.65%	1.34%	0.78%	6%
2006	38.43	11.02	13,144	0.65	1.25	0.78	18
2005	36.26	5.97	11,452	0.65	1.44	0.78	11
2004	34.72	34.28	6,370	0.65	1.06	0.78	7
2003 (2)	26.22	(13.53)	1,707	0.65	1.17	0.78	7

*	Per share amounts calculated using average shares method.

(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Commenced operations June 28, 2002. All ratios for the period have been annualized.

Amounts designated as “–” are either $0 or have been rounded to $0.

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SEI INDEX FUNDS

Investment Adviser

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated July 31, 2007 includes more detailed information about the Fund.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Index Funds, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address:  publicinfo@sec.gov.

The SEI Index Funds’ Investment Company Act registration number is 811-04283.

SEI-F-112 (7/07)

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SEI INDEX FUNDS

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Adviser:

SSgA Funds Management, Inc.

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Index Funds (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to Class A, Class E and Class I Shares of the S&P 500 Index Fund, each dated July 31, 2007. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co. One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the report of KPMG LLP thereon, are herein incorporated by reference to the Trust's 2007 Annual Report. A copy of the 2007 Annual Report must accompany the delivery of this Statement of Additional Information.

July 31, 2007

SEI-F-047 (7/06)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-4

American Depositary Receipts	S-4

Asset-Backed Securities	S-5

Equity Securities	S-5

Fixed Income Securities	S-6

Foreign Securities	S-8

Futures and Options on Futures	S-8

Illiquid Securities	S-9

Interfund Lending and Borrowing Arrangements	S-10

Money Market Securities	S-10

Mortgage-Backed Securities	S-10

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-12

Options	S-13

Real Estate Investment Trusts	S-14

Repurchase Agreements	S-15

Securities Lending	S-15

Swaps	S-16

Tracking Error	S-17

U.S. Government Securities	S-17

Variable and Floating Rate Instruments	S-18

When-Issued and Delayed Delivery Securities	S-18

Yankee Obligations	S-18

INVESTMENT LIMITATIONS	S-19

THE ADVISER AND SUB-ADVISER	S-21

THE ADMINISTRATOR AND TRANSFER AGENT	S-23

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-24

TRUSTEES AND OFFICERS OF THE TRUST	S-25

PROXY VOTING POLICIES AND PROCEDURES	S-30

DETERMINATION OF NET ASSET VALUE	S-31

PURCHASE AND REDEMPTION OF SHARES	S-33

TAXES	S-33

PORTFOLIO TRANSACTIONS	S-36

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-38

PORTFOLIO TURNOVER	S-39

DESCRIPTION OF SHARES	S-39

LIMITATION OF TRUSTEES' LIABILITY	S-39

CODES OF ETHICS	S-39

VOTING	S-40

SHAREHOLDER LIABILITY	S-40

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-40

CUSTODIAN	S-42

EXPERTS	S-42

LEGAL COUNSEL	S-42

APPENDIX A—DESCRIPTION OF RATINGS	A-1

July 31, 2007

THE TRUST

The Trust is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 6, 1985. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and separate classes of series. Except for differences between Class A, Class E and Class I shares of the S&P 500 Index Fund pertaining to shareholder servicing and administrative servicing plans, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund. This Statement of Additional Information relates to the Trust's S&P 500 Index Fund (the "Fund").

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

INVESTMENT OBJECTIVES AND POLICIES

S&P 500 INDEX FUND—The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

The Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund will normally be invested in index stocks and other securities which comprise the S&P 500 Index, except when changes are made to the S&P 500 Index itself. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs"). The Fund may also: (i) engage in swap transactions; (ii) invest in U.S. dollar-denominated obligations or securities of foreign issuers; (iii) purchase shares of real estate investment trusts ("REITs"); and (iv) invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P") and/or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit and repurchase agreements involving such obligations although such investments will not be used for defensive purposes.

The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts—such as futures contracts on the S&P 500 Index—that are likely to closely replicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

The Fund may lend a portion of its assets to qualified institutions for the purpose of realizing additional income. The Fund may invest in illiquid securities; however, not more than 10% of its total assets will be invested in such instruments. The Fund may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index.

An investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.

The weightings of securities in the S&P 500 Index are based on each security's relative total market value, i.e., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 60% of the market value of all U.S. common stocks listed on the New York Stock Exchange ("NYSE").

The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued. SSgA Funds Management, Inc. ("SSgA FM"), the Fund's investment sub-adviser, makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of SSgA FM, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, SSgA FM may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer.

Use of S&P Trade Name. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the Fund or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee, the Trust, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the licensee or the Fund. S&P has no obligation to take the needs of the licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

There can be no assurance that the Fund will achieve its investment objective.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund's "Investment Objectives and Policies" section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Fund's investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") or the Fund's sub-adviser (the "Sub-Adviser"), as applicable, such investment will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS—ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Adviser or Sub-Adviser, as applicable. See "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher related categories. In the event a security owned by the Fund is downgraded below investment grade, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., junk bonds or high yield/high risk) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser or Sub-Adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Growth of High Yield Bond, High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. The Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on the Adviser's or Sub-Adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser or Sub-Adviser, as applicable, determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser or Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program SIMC will administer the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program will be subject to oversight and periodic review by the Board of Trustees.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by the adviser or sub-adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see "Appendix A—Description of Ratings" to this Statement of Additional Information.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and Freddie Mac. GNMA, Fannie Mae, and Freddie Mac each guarantee timely distribution of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distribution of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PCs") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There is a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not backed by the full faith and credit of the United States and, therefore are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancements, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OPTIONS—The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

The Fund may trade put and call options on securities and securities indices as the Adviser or Sub-Adviser, as applicable, determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REAL ESTATE INVESTMENT TRUSTS—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser or Sub-Adviser, as applicable. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Adviser or Sub-Adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, as applicable, liquidity or other considerations so warrant.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SWAPS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

Under current market practice, swaps between the same two parties are generally documented under a "master agreement." Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, the Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). The Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Because under swap agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that the Adviser or Sub-Adviser, as applicable, believes to be creditworthy. In addition, the Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap agreement, or will otherwise "cover" its position as required by the 1940 Act.

TRACKING ERROR—The following factors may affect the ability of the Fund to achieve correlation with the performance of its benchmark: (i) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (ii) the Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (iii) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (iv) bid-ask spreads (the effect of which may be increased by portfolio turnover); (v) the Fund holding instruments traded in a market that has become illiquid or disrupted; (vi) Fund share prices being rounded to the nearest cent; (vii) changes to the index hedged that are not disseminated in advance; (viii) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. In addition, the Adviser's or Sub-Adviser's, as applicable, use of hedging techniques will generally cause the Fund's performance to diverge from that of its respective index at times when hedges are employed.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser or Sub-Adviser, as applicable, deems it appropriate. When the Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund that cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The following investment limitations are non-fundamental policies of the Fund and may be changed by the Board without shareholder approval.

The Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  4.  Make loans, except that the Fund: (i) may enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets; (ii) may engage in securities lending as described in this Statement of Additional

Information; and (iii) may purchase or hold debt instruments in accordance with its investment objectives and policies.

  5.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in this Statement of Additional Information in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan and in connection with stock index futures trading as provided in this Statement of Additional Information.

  6.  Invest in companies for the purpose of exercising control.

  7.  Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase: (i) obligations issued by companies which invest in real estate, commodities or commodities contracts; and (ii) commodities contracts related to financial instruments, such as financial futures contracts.

  8.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

  9.  Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

  10.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

  11.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs.

  13.  Invest more than 10% of its net assets in illiquid securities.

The foregoing percentages and percentage limitations (except the limitation on borrowings and illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits the Fund from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

THE ADVISER AND SUB-ADVISER

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ:SEIC) a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania, 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates serve as adviser to more than 8 investment companies, including more than 75 funds, with approximately $87.1 billion in assets under management as of June 30, 2007.

Manager of Managers Structure. SIMC is the investment adviser to the Fund, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain sub-advisers unaffiliated with SIMC for the Fund without submitting the sub-advisory agreements to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under the sub-advisory agreements. The Fund will notify shareholders in the event of any change in the identity of its sub-advisers.

SIMC oversees the investment advisory services provided to the Fund and manages the cash portion of the Fund's assets. Pursuant to a separate sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board, the Sub-Adviser to the Fund is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Adviser is also responsible for managing its employees who provide services to the Fund. The Sub-Adviser is selected for the Fund based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC evaluates sub-adviser performance and oversees sub-adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Adviser and recommend the Sub-Adviser's hiring, termination and replacement.

SSgA FM serves as the Sub-Adviser for the S&P 500 Index Fund. SSgA FM is registered with the SEC as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation ("SSC"), a publicly held bank holding company. As of March 31, 2007, SSgA FM had over $135.8 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of SSC.

Advisory and Sub-Advisory Fees. For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.03% of the average daily net assets of the S&P 500 Index Fund. For the fiscal years ended March 31, 2005, 2006 and 2007 the S&P 500 Index Fund paid advisory fees of $515,287 (after fee waivers of $0), $603,073 (after fee waivers of $0) and $597,111 (after fee waivers of $0), respectively, to SIMC.

For the fiscal year ended March 31, 2007, SIMC paid SSgA FM a sub-advisory fee of $198,629 (after fee waivers of $0). For the period October 11, 2005 to March 31, 2006, SIMC paid SSgA FM a sub-advisory fee of $101,798 (after fee waivers of $0). For the fiscal years ended March 31, 2005, and the period April 1, 2005 to October 10, 2005, SIMC paid Barclays Global Fund Advisors, the Fund's previous sub-adviser, sub-advisory fees of $339,734 (after fee waivers of $0) and $207,293 (after fee waivers of $0), respectively.

Advisory and Sub-Advisory Agreements. Each advisory and sub-advisory agreement (each, an "Investment Advisory Agreement") provides that the Adviser or Sub-Adviser, as applicable, shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Adviser, as applicable, or by the Adviser or Sub-Adviser on 90 days' written notice to the Trust.

Portfolio Management.

SSgA FM

Compensation.  SIMC pays SSgA FM a fee based on the assets under management of the S&P 500 Index Fund as set forth in an investment sub-advisory agreement between SSgA FM and SIMC. SSgA FM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the S&P 500 Index Fund. The following information relates to the period ended March 31, 2007.

The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is the external market. Through an extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and long term incentives (i.e., equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of SSC, and therefore works within its corporate environment to determine the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

Ownership of Fund Shares.  As of March 31, 2007, SSgA FM's portfolio managers did not beneficially own any shares of the S&P 500 Index Fund.

Other Accounts. The Fund is managed by SSgA FM's Global Structured Products Group. Portfolio managers James May and Karl Schneider have day-to-day management responsibility of the Fund. As of March 31, 2007, in addition to the S&P 500 Index Fund, SSgA FM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows (none of which were subject to a performance-based advisory fee):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (billions)	Number of Accounts	Total Assets (billions)	Number of Accounts	Total Assets (billions)
James May and Karl Schneider	64	$30.5	2,377	$209.9	525	$198.3

Conflicts of Interests. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the portfolio manager's execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager's accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while another account maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, SSgA FM's portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The potential conflicts described are applicable to SSgA/SSgA FM as our portfolio managers manage several accounts with similar guidelines and differing fee schedules.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent. SIMC, a wholly-owned subsidiary of SEI is the owner of all beneficial interest in the Administrator and the transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of the Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Administration Fees Paid to the Administrator. For the fiscal years ended March 31, 2005, 2006 and 2007, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Fund; and (ii) the dollar amount of the Administrator's contractual and voluntary fee waivers:

	Fees Paid (000)			Fee Waivers (000)
Fund	2005	2006	2007	2005	2006	2007
S&P 500 Index Fund	$3,306	$3,821	$3,787	$473	$602	$592

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as the Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement is renewable annually and may be terminated by the Distributor, a majority vote of the Trustees who are not parties to the Distribution Agreement or an "interested person" (as the term is defined in the 1940 Act) or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. No compensation is paid to the Distributor under the Distribution Agreement.

Shareholder Servicing Plans. The Trust has adopted shareholder servicing plans for the Class A, Class E and Class I shares (each a "Service Plan" and, collectively, the "Service Plans"). Under the Service Plans for Class A and Class E shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts, arranging for bank wires, responding to client inquiries concerning services provided on investments, assisting clients in changing dividend options, account designations and addresses, sub-accounting, providing information on share positions to clients, forwarding shareholder communications to clients, processing purchase, exchange and redemption orders, and processing dividend payments. Under the Service Plan for Class I shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts, arranging for bank wires, responding to client inquiries concerning services provided in investments and assisting clients in changing dividend options, account designations and addresses.

Administrative Servicing Plan. The Trust has adopted an administrative servicing plan for the Class I shares (the "Administrative Service Plan"). Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services:

providing subaccounting with respect to shares beneficially owned by clients, providing information periodically to clients showing their positions in shares, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients, processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers, processing dividend payments from the Fund on behalf of its clients and providing such other similar services as the Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Related Fees. Certain institutions may also charge separate fees for related services. It is possible that an institution may offer different classes of shares to its customers and thus receive compensation with respect to different classes. Certain Class A, Class E and Class I shareholders offering shares to their customers may be required to register as dealers pursuant to state laws.

Distribution Expenses Incurred by Adviser. The Fund may be sold through independent registered investment advisers ("Financial Advisors") who provide end investors with advice and services in connection with investments into the SEI Funds. In connection with its distribution activities, SIMC (the Adviser) and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk profiling tools and other investment information and services to support a Financial Advisor's advice process.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of discussing the value and utility of the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Fund. In limited cases, SIMC may make payments to Financial Advisors in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the end investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its own resources, and are not charged to the Fund.

Although many Financial Advisors may be affiliated with a broker-dealer, SIMC and its affiliates do not make marketing, "shelf space" or other similar payments to such broker-dealers with respect to the Fund. In addition, the Fund does not direct brokerage transactions to such broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund is supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing the Fund and each fund of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 75 funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the name, date of birth, position with the Trust, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board by the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. President and Chief Executive Officer of the Trust, December 2005-present, SEI Structured Credit Fund, LP, June 2007-present, and SEI Alpha Strategy Portfolios, LP, June 2007-present. President and Director of SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd., SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1985)—1701 Market Street, Philadelphia, Pennsylvania 19103. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)—Trustee (since 1985)—Retired. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP.

*  Mr. Nesher is a Trustee who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his relationship with the Trust's Distributor and SIMC.

*  Mr. Doran is a Trustee who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his relationship with the Trust's Distributor and SIMC.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Managing Partner, Cue Capital since March 2002. Managing Partner and Head of Sales, Investorforce, March 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee/Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of SEI Opportunity Master Fund. L.P., SEI Opportunity Fund, L.P., Ariel Mutual Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

*  Mr. Johnson was appointed a Trustee as of May 9, 2007 and did not serve as a Trustee for the Trust's most recently completed fiscal year end.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Gooch, Storey, Sullivan, Williams and Johnson, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or are deemed to be unreliable by the Adviser or Sub-Adviser, as applicable. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twice during the Trust's most recently completed fiscal year. Additional information about fair value pricing is provided under the section "Determination of Net Asset Value."

•  Governance Committee.  The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the applicable Trust's offices. Messrs. Gooch, Storey, Sullivan,Williams and Johnson, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Committee shall meet at least once each year and shall conduct at least one meeting in person. The Committee met once during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Funds)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Gooch	None	Over $100,000
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	None
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None

*  Valuation date is December 31, 2006.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust and Fund Complex
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Gooch	$4,323	N/A	N/A	$177,250
Mr. Storey	$4,323	N/A	N/A	$177,250
Mr. Sullivan	$4,323	N/A	N/A	$177,250
Ms. Greco	$4,323	N/A	N/A	$177,250
Ms. Lesavoy	$4,323	N/A	N/A	$177,250
Mr. Williams	$4,323	N/A	N/A	$177,250
Mr. Johnson	*	*	*	*

*  Mr. Johnson was appointed a Trustee as of May 9, 2007 and did not serve as a Trustee for the Trust's most recently completed fiscal year end.

Trust Officers. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—SEI employee, 1974-present. President and Chief Executive Officer, June 2007 to present, of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP. President and Director of SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P. (2005 to present). Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd., SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. Vice President and Secretary of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Treasurer and Chief Financial Officer of SEI Alpha Strategy Portfolios, LP since June 2007. Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series

Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2005. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., Bishop Street Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund and The Advisors' Inner Circle Fund II, since March 2006. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Vice President of SEI Alpha Strategy Portfolios, LP since June 2007. Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-2005.

SOFIA A. ROSALA (DOB 02/01/74)—Vice President and Assistant Secretary (since 2004)—Vice President and Assistant Secretary of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Vice President and Assistant Secretary of SIMC and the Administrator since 2005. Compliance Officer of SEI, September 2001-2004. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004. Associate, Schulte, Roth & Zabel's Investment Management Group, 2000-2001. Staff Attorney, U.S. Securities and Exchange Commission's Division of Enforcement, Northeast Regional Office, 1997-2000.

NICOLE WELCH (DOB 09/13/77)—Anti-Money Laundering Compliance Officer (since 2005)— Anti-Money Laundering Compliance Officer of SEI Alpha Strategy Portfolios, LP since June 2007. Assistant Vice President and Anti-Money Laundering Compliance Coordinator of SEI since 2005. Compliance Analyst, TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial Services, 2002-2004. Knowledge Management Analyst, PricewaterhouseCoopers Consulting, 2000-2002.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the

"Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, by calling SIMC at 1-800-DIAL-SEI, or writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

General Policy. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Board. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security listed on multiple exchanges, the principal exchange will generally be considered to be the exchange on which the security is normally most actively traded. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. If prices for securities listed on a securities exchange or on market or automated quotation systems are not readily available, the security will be valued in accordance with Fair Value Procedures established by the Board.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued in accordance with Fair Value Procedures established by the Board.

Amortized Cost Method Valuation. Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

Use of Third-Party Independent Pricing Agents. Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. The Adviser and Sub-Adviser reasonably believe that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. The Adviser or Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from the Adviser or Sub-Adviser, as applicable, or if the Administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the Trust and the Administrator under the general supervision of the Board.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Fair Value Pricing. Securities for which market prices are not readily available are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Fair Value Pricing Committee designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the committee. Examples of factors the committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. Additional information about the Fair Value Pricing Committee is provided under the sub-section "Board Standing Committees" under "Trustees and Officers of the Trust."

The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer.

The Administrator will not accept securities for the Fund unless: (i) such securities are appropriate for the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (iv) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

Purchases and redemptions of shares of the Fund may be made on each business day on which the NYSE is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Administrator, the Distributor and/or the custodian is not open for business.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

TAXES

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Certain legislation proposed at the time of writing and afterwards, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

Qualification as a RIC. The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which the Fund may be subject. In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, on net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the excess of its tax-exempt interest income over certain deductions attributable to that income) ("Distribution Requirement"), and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, securities of two or more issuers that are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute to its shareholders by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year). The Fund intends to make sufficient distributions to avoid liability for the federal excise taxes, but can make no assurances that all such taxes will be eliminated.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Although the Fund intends to distribute substantially all of its net investment income and net realized capital gains for any taxable (i.e., fiscal) year, the Fund will be subject to Federal income taxation to the extent any such income or gains are not distributed. If the Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders. In such case, a dividends-received deduction is available to corporate shareholders, subject to certain limitations and the lower tax rates applicable to qualified dividend income would be available to individual shareholders subject to certain limitations. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Tax Status of Distributions. Dividends from the Fund's net investment income will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Except for distributions received by the Fund from a REIT, all or a portion of the dividends may be designated by the Fund as qualified dividend income eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends paid by the Fund will be eligible for the dividends-received deduction allowed to corporate shareholders to the extent they are derived from dividends from domestic corporations, subject to certain limitations (such as certain distributions from REITs). Dividends received by a corporate shareholder, which qualify for the dividends-received deduction, however, may be subject to the alternative minimum tax.

The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If the Fund distributes its net capital gains to shareholders, such gains will not qualify for the dividends-received deduction, and they are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares. Conversely, if the Fund elects to retain its net capital gains, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate capital gains tax rate. In this event, it is expected that the Fund will elect to have its shareholders treated as having received a distribution of such gains, with the result that they will be required to report such gains on their federal income tax returns as long-term capital gains, will receive a tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income, qualified dividend income, or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury at 28% of any amounts subject to withholding on distributions payable to any individual or non-corporate shareholder who (i) has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service ("IRS"), (iii) who has failed to provide the Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding, or (iv) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

The Fund may invest in stock index futures. The use of stock index futures contracts involves specialized and complex income tax rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund and thereby affect the amount and proportion of income that will be available for distribution as dividends or capital gain distributions.

Stock index futures contracts held by the Fund at the end of each taxable year will be required to be "marked-to-market" for Federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains and losses recognized on other futures contracts sold by the Fund during the year, and the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund may elect to exclude certain hedging transactions from the mark-to-market rule. Gain from hedging transactions is treated as ordinary income.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

With respect to investments in STRIPS, TRs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser or Sub-Adviser, as applicable, would not have chose to sell such securities and which may result in taxable gain or loss.

State Taxes. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for Federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Since state and local tax consequences may differ from the federal income tax consequences discussed above, shareholders are urged to consult their tax advisors on state and local tax matters.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. Subject to policies established by the Trustees, the Adviser or Sub-Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser or Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser. The Adviser or Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the Adviser and Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Adviser believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the Adviser and Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser and Sub-Adviser under the Investment Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Adviser faces a potential conflict of interest, but the Adviser or Sub-Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. These provisions require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

Brokerage Fees. For the fiscal years ended March 31, 2005, 2006 and 2007, the Fund paid brokerage commissions of $228,848, $182,772 and $116,063, respectively.

Securities of "Regular Broker-Dealers". The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined under the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of March 31, 2007, the Trust held the following securities:

Fund	Name of Issuer	Type of Security	Amount (000)
S&P 500 Index Fund	JPMorgan Chase	Equity	27,790
	Goldman Sachs Group	Equity	11,584
	Merrill Lynch	Equity	9,772
	Morgan Stanley	Equity	11,433
	Lehman Brothers Holdings	Equity	5,052
	Bank of America	Equity	30,963
	Bank of New York	Equity	4,178

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund's portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/fund_holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Ten calendar days after each month end, a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Fund currently has no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Fund's Trustees, SIMC, the Sub-Adviser, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Fund's third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the Fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding material compliance matters.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PORTFOLIO TURNOVER

It is expected that the Fund's turnover rate will normally not exceed 100%. The Fund's turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Fund to receive favorable tax treatment. The portfolio turnover rate for the Fund for the fiscal years ending March 31, 2006 and 2007 was 18% and 6%, respectively.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Adviser and Distributor have adopted codes of ethics pursuant to Rule 17j-1. These codes of ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the codes of ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each code of ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these codes of ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of the Fund or class will vote separately on matters pertaining solely to the Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of June 30, 2007, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Fund. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund would have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers:

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
S&P 500 Index Fund Class A Shares	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	11,034,755.016	75.63%
Class E Shares	SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	2,171,216.854	9.13%
	JP Morgan Chase FBO Federal Mogul Pension Master Trust 3 Metro Tech Center Brooklyn, NY 11245-0001	5,570,243.215	23.41%

Fund and Class	Name and Address of Record Owner	Number of Shares	Percentage of Portfolio's Shares
Nationwide Life	Insurance Company c/o NACO-IPO Portfolio Accouting P.O. Box 182029 Columbus, OH 43218-2029	3,501,923.457	14.72%
	State Street Bank FBO North America Inc. Master Retirement 805 Pennsylvania Ave. Kansas City, MO 64105-1307	2,575,340.573	10.82%
Citibank NA TTEE for	Moore Wallace North American Inc. Master Retirement Trust 111 Wall Street New York, NY 10043	2,482,637.527	10.44%
	Citistreet Retirement Services c/o State Street BK & TS AS CUST For Citistreet Gov Clients 1 Heritage Drive Quincy, MA 02171-2105	1,420,776.275	5.97%
Class I Shares	SPTC FBO Marshall Dehenney Warner Coleman & Goggin PC 1525 West WT Harris Blvd Charlotte, NC 28288-0001	83,951.298	23.68%
	SEI Trust FBO The Clarks Companies NC Employees Savings Plan 1525 W WT Harris Blvd Charlotte, NC 28288-0001	58,414.479	16.48%
	SPTC FBO Elkem Metals Inc. Retirement Savings 1525 W WT Harris Blvd Charlotte, NC 28288-0001	21,732.559	6.03%

CUSTODIAN

U.S. Bank National Association, ("U.S. Bank") serves as the custodian for the Fund and holds cash, securities and other assets of the Trust as required by the 1940 Act. The principal business address of U.S. Bank is 425 Walnut Street, Cincinnati, Ohio 45202.

EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights for the years ended March 31, 2006 and 2007 included in the prospectuses have been audited by KPMG LLP, an independent registered public accounting firm located at 1601 Market Street, Philadelphia, Pennsylvania 19103, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The Financial Highlights for the years ended March 31, 2003, 2004 and 2005 included in the prospectuses have been audited by the Trust's previous auditors.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1)  Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2)  The obligation's nature and provisions.

(3)  Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B  Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

*Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+". If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and speculative grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

  Moody's description of its three highest short-term debt ratings:

Prime-1  Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

  •  Leading market positions in well-established industries.

  •  High rates of return on funds employed.

  •  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  •  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  •  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2  Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  S&P's description of its three highest short-term debt ratings:

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  Fitch's description of its three highest short-term debt ratings:

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, nearterm adverse changes could result in a reduction to non-investment grade.

PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)	Declaration of Trust originally filed as Exhibit (1) with Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the Securities and Exchange Commission ("SEC") on April 17, 1985 is herein incorporated by reference to Exhibit (1)(a) of Post-Effective Amendment No. 20 filed with the SEC on July 29, 1997.

(a)(2)	Written Instrument Amending the Agreement and Declaration of Trust dated April 8, 1987 is herein incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 20 filed with the SEC on July 29, 1997.

(a)(3)	Written Instrument Amending the Declaration of Trust dated December 23, 1988 is herein incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 20 filed with the SEC on July 29, 1997.

(b)	Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 28, 2004.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement by and between the Registrant and SEI Investments Management Corporation, dated November 18, 1998, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 29, 1999.

(d)(2)	Amended and Restated Schedule A to the Investment Advisory Agreement between the Registrant and SEI Investments Management Corporation, dated November 1, 2004, is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on June 1, 2005.

(d)(3)	Investment Sub-Advisory Agreement by and between SEI Investments Management Corporation and Standish Mellon Asset Management Company LLC, dated November 1, 2004, is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on June 1, 2005.

(d)(4)	Investment Sub-Advisory Agreement by and between SEI Investments Management Corporation and Barclays Global Fund Advisors, dated January 10, 2002, is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 26, 2002.

(d)(5)	Amendment to the Investment Sub-Advisory Agreement between SEI Investments Management Corporation and Barclays Global Fund Advisors with respect to the S&P 500 Index Fund, dated July 16, 2003, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 28, 2004.

(d)(6)	Investment Sub-Advisory Agreement by and between SEI Investments Management Corporation and SSgA Funds Management, Inc., dated October 11, 2005, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the SEC on July 28, 2006.

(e)	Amended and Restated Distribution Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 29, 2003.

(f)	Not Applicable.

(g)	Custodian Agreement between the Trust and U.S. Bank, N.A. dated August 16, 2006 is filed herewith.

(h)(1)	Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 28, 2004.

(h)(2)	Class A Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(c) of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on May 31, 1996.

(h)(3)	Class E Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (9)(d) of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on May 31, 1996.

(h)(4)	Class I Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 26, 2002.

(h)(5)	Class I Administrative Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 26, 2002.

(i)	Opinion and Consent of Counsel is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(o)(1)	Rule 18f-3 Plan is herein incorporated by reference to Exhibit (18)(a) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on December 28, 1995.

(o)(2)	Amendment No. 1 to Rule 18f-3 Plan relating to Class A and E shares is herein incorporated by reference to Exhibit (18)(b) of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on May 31, 1996.

(o)(3)	Certificate of Class Designation relating to Class I Shares to Rule 18f-3 Plan is herein incorporated by reference to Exhibit (o)(3) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 26, 2002.

(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 28, 2006.

(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 28, 2006.

(p)(3)	The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 28, 2006.

(p)(4)	The Code of Ethics for the Registrant dated December 2005 is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 002-97111) filed with the SEC on July 28, 2006.

(p)(5)	The Code of Ethics for Standish Mellon Asset Management Company LLC is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on June 1, 2005.

(p)(6)	The Code of Ethics for SSgA Funds Management, Inc. is filed herewith.

(q)(1)	Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, George J. Sullivan, Jr., James M. Storey, Rosemarie B. Greco, Nina Lesavoy, Pedro A. Rodriguez and Edward D. Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 to SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 033-9504) filed with the SEC on November 12, 2003.

(q)(2)	Power of Attorney for James M. Williams is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 38 to SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-5601) filed with the SEC on November 29, 2004.

(q)(3)	Power of Attorney for Mitchell A. Johnson is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement dated April 17, 1985 is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Fund. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456. SIMC is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Loughlin Director & President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Company	Director

	SEI Investments Global Funds Services	Senior Vice President

	SEI Trust Company	Director

	SEI Investments Canada Company	Director

Karl Dasher Director, Senior Vice President & Chief Investment Officer	__	__

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	General Counsel & Executive Vice President, Assistant Secretary

	SEI Insurance Group	Senior Vice President & Assistant Secretary

	SIMC Holdings, LLC	Manager

	SEI Ventures Inc.	Senior Vice President & Secretary

	SEI Investments Management Corporation Delaware, LLC	Senior Vice President & Assistant Secretary

	SIMC Subsidiary LLC	Manager

	SEI Investments Development Inc.	Senior Vice President & Secretary

	SEI Investments Global Funds Services	Senior Vice President & Assistant Secretary

	SEI Funds Inc.	Senior Vice President & Secretary

	SEI Investments Inc.	Senior Vice President & Secretary

	SEI Investments Global Corp Inc.	Director, Senior Vice President & Secretary

	SEI Global Capital Investments Inc.	Senior Vice President & Secretary Secretary

	SEI Investments Global, Limited	Director

	SEI Investments—Global Fund Services Limited	Director

	Larington Limited	Director

	SEI Advanced Capital Management Inc.	Director, Senior Vice President & Secretary

	SEI Primus Holding Corp	Senior Vice President & Assistant Secretary

	SEI Global Services, Inc.	Senior Vice President & Assistant Secretary

	SEI Private Trust Company	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Wayne Withrow Director & Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Company	Director

	SEI Investments Global Funds Services	Chief Executive Officer

	SEI Trust Company	Director

	SEI Investments Global (Cayman) Limited	Director

	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Executive Chief Officer

	SEI Investments Global (Bermuda) Ltd	Director, President

	SEI Global Services, Inc.	Director, Senior Vice President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Inc. (Canada)	Director

	SEI Capital Limited (Canada)	Director

	SEI Global Investments Corp	President

	SEI Investments (Europe) Ltd	Director

	SEI Investments—Unit Trust Management (UK) Limited	Director

	SEI Global Nominee Ltd	Director

	SEI Asset Korea	Director

	SEI Investments (South Africa) Limited	Director

	SEI Investments Global, Limited	Director

	SEI Investments Canada Company	Director

	SEI Global Services, Inc.	Senior Vice President

Chris Keogh Director & Senior Vice President	__	__

Kathy Heilig Director & Senior Vice President	SEI Investments Company	Vice President, Controller & Chief Accounting Officer

	SEI Insurance Group, Inc.	Vice President & Treasurer

	SEI Inc. (Canada)	Vice President & Treasurer

	SEI Ventures, Inc.	Director, Vice President & Treasurer

	SEI Investments Management Corporation Delaware, LLC	Manager, Vice President & Treasurer

	SEI Investments Developments Inc.	Director, Vice President & Treasurer

	SEI Investments Global Funds Services	Vice President & Treasurer

	SEI Funds Inc.	Director, Vice President & Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments, Inc.	Director, Vice President & Treasurer

	SEI Global Investments Corp	Director, Vice President & Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President & Treasurer

	SEI Investments Global (Cayman) Limited	Vice President & Treasurer

	SEI Investments Global Holdings (Cayman) Inc.	Vice President, Assistant Secretary & Treasurer

	SEI Advanced Capital Management, Inc.	Director, Vice President & Treasurer

	SEI Primus Holding Corp	Director, Vice President & Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise Inc.	Vice President & Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President & Assistant Secretary

	SIMC Holdings, LLC	Manager

	SIMC Subsidiary LLC	Manager

	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary

	SEI Funds Inc.	Vice President

	SEI Investments Global (Bermuda) Ltd	Vice President

	SEI Global Services, Inc.	Vice President & Assistant Secretary

	SEI Franchise Inc.	Assistant Secretary

Richard Deak Vice President & Assistant Secretary	SEI Investments Company	Vice President & Assistant Secretary

	SEI Investments Global Funds Services	Vice President & Assistant Secretary

	SEI Global Services, Inc.	General Counsel, Vice President & Secretary

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company	Vice President & Assistant Secretary

	SEI Insurance Group	Vice President & Assistant Secretary

	SEI Global Services, Inc.	Vice President & Assistant Secretary

	SEI Franchise Inc.	General Counsel, Vice President & Secretary

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

	SEI Investments Global (Cayman) Limited	Vice President & Secretary

	SEI Global Holdings (Cayman) Inc.	Vice President & Secretary

	SEI Global Services, Inc.	Vice President & Assistant Secretary

Sofia Rosala Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Lauren Shank Vice President & Assistant Secretary	SEI Global Services, Inc.	Vice President & Assistant Secretary

Lori L. White Vice President & Assistant Secretary	SEI Investments Company	Vice President & Assistant Secretary

	SEI Investments Distribution Company	Vice President & Assistant Secretary

	SEI Investments Global Funds	Assistant Secretary Services

Michael Brophy Chief Compliance Officer	__	__

Kevin Barr Vice President	SEI Investments Distribution Company	President & Chief Executive Officer

	SEI Global Services, Inc.	Vice President

Michael Cagnina Vice President	__	__

David Campbell Vice President	SEI Investments Global Funds	Vice President Services

	SEI Global Services, Inc.	Vice President

Jim Combs Vice President	SEI Global Services, Inc.	Vice President

Michael Farrell Vice President	SEI Investments Distribution	Vice President Company

	SEI Franchise Inc.	Vice President

Greg Gettinger Vice President	SEI Investments Management	Vice President Corporation Delaware LLC

	SEI Investments Global Funds	Vice President Services

	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

James Martielli Vice President	__	__

John J. McCue Vice President	__	__

Dave McLaughliin Vice President	__	__

Carolyn McLaurin Vice President	__	__

Roger Messina Vice President	SEI Global Services, Inc.	Vice President

James Miceli Vice President	__	__

Stephen Onofrio Vice President	__	__

Debra Phillips Vice President	__	__

Alison Saunders Vice President	__	__

John Scarpato Vice President	__	__

Brandon Sharrett Vice President	SEI Global Services, Inc.	Vice President

Sean Simko Vice President	__	__

James Smigiel Vice President	__	__

Greg Stahl Vice President	__	__

Raymond B. Webster Vice President	SEI Global Services, Inc.	Vice President

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is the sub-adviser for the Registrant's S&P 500 Index Fund. The principal business address of SSgA FM is One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James Edward Ross President & Director	State Street Global Advisors, a division of State Street Bank and Trust Company	Vice President

Mitchell H. Shames Director	State Street Global Advisors	Senior Principal and Chief Counsel

Mark J. Duggan Chief Legal Officer	State Street Global Advisors	Senior Principal and Senior Counsel

Peter A. Ambrosini Chief Compliance Officer	State Street Global Advisors	Senior Principal and Chief Compliance and Risk Management Officer

Thomas P. Kelly Treasurer	State Street Global Advisors	Principal and Comptroller

Peter G. Leahy Director	State Street Global Advisors	Executive Vice President

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Daily Income Trust	July 15, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

Barclays Global Investors Funds	March 31, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

Thomas Rodman	Chief Operations Officer	—

John Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

Robert Silvestri	Vice President	—

John Coary	Vice President & Assistant Secretary	—

Michael Farrell	Vice President	—

Mark McManus	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian for those portfolios:

U.S. Bank National Association
425 Walnut Street
Cincinnati, OH 45202

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1), (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Adviser:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

S&P 500 Index Fund
SSgA Funds Management, Inc.
One Lincoln Street
Boston, MA 02111

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Index Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to Registration Statement No. 002-97111 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of July, 2007.

SEI INDEX FUNDS

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher,

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	*	Trustee	July 27, 2007

Rosemarie B. Greco

	*	Trustee	July 27, 2007

William M. Doran

	*	Trustee	July 27, 2007

F. Wendell Gooch

	*	Trustee	July 27, 2007

George J. Sullivan, Jr.

	*	Trustee	July 27, 2007

James M. Storey

	/s/ ROBERT A. NESHER	Trustee	July 27, 2007

Robert A. Nesher

	*	Trustee	July 27, 2007

Nina Lesavoy

	*	Trustee	July 27, 2007

James M. Williams

	*	Trustee	July 27, 2007

Mitchell A. Johnson

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	July 27, 2007

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	July 27, 2007

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher,

Attorney-in-Fact

INDEX TO EXHIBITS

Exhibits
EX-99.B(g)	Custodian Agreement between the Trust and U.S. Bank, N.A. dated August 16, 2006 is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(p)(6)	The Code of Ethics for SSgA Funds Management, Inc. is filed herewith.

EX-99.B(q)(3)	Power of Attorney for Mitchell A. Johnson is filed herewith.